Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2018
Entity Registrant Name	dei_EntityRegistrantName	Gallery Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001651872
Amendment Flag	dei_AmendmentFlag	false
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Document Creation Date	dei_DocumentCreationDate	Dec. 16, 2019
Document Effective Date	dei_DocumentEffectiveDate	Dec. 16, 2019
Prospectus Date	rr_ProspectusDate	Mar. 01, 2019
MONDRIAN INTERNATIONAL VALUE EQUITY FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

GALLERY TRUST

Mondrian International Value Equity Fund

Mondrian Emerging Markets Value Equity Fund

Mondrian International Government Fixed Income Fund

Mondrian U.S. Small Cap Equity Fund

Mondrian Global Listed Infrastructure Fund

Rothko Emerging Markets Equity Fund

(each, a “Fund” and together, the “Funds”)

Supplement dated December 16, 2019 to each Fund’s summary prospectus (the “Summary Prospectuses”) and the Funds’ prospectuses (the “Prospectuses”), each dated March 1, 2019

This Supplement provides new and additional information beyond that contained in the Summary Prospectuses and Prospectuses, and should be read in conjunction with the Summary Prospectuses and Prospectuses.

In the “Fund Fees and Expenses” sections of the Summary Prospectuses, and the corresponding sections of the Prospectuses, the following sentence is hereby added to the end of the first paragraph:

You may be required to pay commissions and/or other forms of compensation to a broker for transactions in shares, which are not reflected in the table or the example below.

Please retain this supplement for future reference.

MON-SK-004-0100

MONDRIAN EMERGING MARKETS VALUE EQUITY FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

GALLERY TRUST

Mondrian International Value Equity Fund

Mondrian Emerging Markets Value Equity Fund

Mondrian International Government Fixed Income Fund

Mondrian U.S. Small Cap Equity Fund

Mondrian Global Listed Infrastructure Fund

Rothko Emerging Markets Equity Fund

(each, a “Fund” and together, the “Funds”)

Supplement dated December 16, 2019 to each Fund’s summary prospectus (the “Summary Prospectuses”) and the Funds’ prospectuses (the “Prospectuses”), each dated March 1, 2019

This Supplement provides new and additional information beyond that contained in the Summary Prospectuses and Prospectuses, and should be read in conjunction with the Summary Prospectuses and Prospectuses.

In the “Fund Fees and Expenses” sections of the Summary Prospectuses, and the corresponding sections of the Prospectuses, the following sentence is hereby added to the end of the first paragraph:

You may be required to pay commissions and/or other forms of compensation to a broker for transactions in shares, which are not reflected in the table or the example below.

Please retain this supplement for future reference.

MON-SK-004-0100

MONDRIAN INTERNATIONAL GOVERNMENT FIXED INCOME FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

GALLERY TRUST

Mondrian International Value Equity Fund

Mondrian Emerging Markets Value Equity Fund

Mondrian International Government Fixed Income Fund

Mondrian U.S. Small Cap Equity Fund

Mondrian Global Listed Infrastructure Fund

Rothko Emerging Markets Equity Fund

(each, a “Fund” and together, the “Funds”)

Supplement dated December 16, 2019 to each Fund’s summary prospectus (the “Summary Prospectuses”) and the Funds’ prospectuses (the “Prospectuses”), each dated March 1, 2019

This Supplement provides new and additional information beyond that contained in the Summary Prospectuses and Prospectuses, and should be read in conjunction with the Summary Prospectuses and Prospectuses.

In the “Fund Fees and Expenses” sections of the Summary Prospectuses, and the corresponding sections of the Prospectuses, the following sentence is hereby added to the end of the first paragraph:

You may be required to pay commissions and/or other forms of compensation to a broker for transactions in shares, which are not reflected in the table or the example below.

Please retain this supplement for future reference.

MON-SK-004-0100

MONDRIAN GLOBAL LISTED INFRASTRUCTURE FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

GALLERY TRUST

Mondrian International Value Equity Fund

Mondrian Emerging Markets Value Equity Fund

Mondrian International Government Fixed Income Fund

Mondrian U.S. Small Cap Equity Fund

Mondrian Global Listed Infrastructure Fund

Rothko Emerging Markets Equity Fund

(each, a “Fund” and together, the “Funds”)

Supplement dated December 16, 2019 to each Fund’s summary prospectus (the “Summary Prospectuses”) and the Funds’ prospectuses (the “Prospectuses”), each dated March 1, 2019

This Supplement provides new and additional information beyond that contained in the Summary Prospectuses and Prospectuses, and should be read in conjunction with the Summary Prospectuses and Prospectuses.

In the “Fund Fees and Expenses” sections of the Summary Prospectuses, and the corresponding sections of the Prospectuses, the following sentence is hereby added to the end of the first paragraph:

You may be required to pay commissions and/or other forms of compensation to a broker for transactions in shares, which are not reflected in the table or the example below.

Please retain this supplement for future reference.

MON-SK-004-0100

MONDRIAN U.S. SMALL CAP EQUITY FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

GALLERY TRUST

Mondrian International Value Equity Fund

Mondrian Emerging Markets Value Equity Fund

Mondrian International Government Fixed Income Fund

Mondrian U.S. Small Cap Equity Fund

Mondrian Global Listed Infrastructure Fund

Rothko Emerging Markets Equity Fund

(each, a “Fund” and together, the “Funds”)

Supplement dated December 16, 2019 to each Fund’s summary prospectus (the “Summary Prospectuses”) and the Funds’ prospectuses (the “Prospectuses”), each dated March 1, 2019

This Supplement provides new and additional information beyond that contained in the Summary Prospectuses and Prospectuses, and should be read in conjunction with the Summary Prospectuses and Prospectuses.

In the “Fund Fees and Expenses” sections of the Summary Prospectuses, and the corresponding sections of the Prospectuses, the following sentence is hereby added to the end of the first paragraph:

You may be required to pay commissions and/or other forms of compensation to a broker for transactions in shares, which are not reflected in the table or the example below.

Please retain this supplement for future reference.

MON-SK-004-0100

ROTHKO EMERGING MARKETS EQUITY FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

GALLERY TRUST

Mondrian International Value Equity Fund

Mondrian Emerging Markets Value Equity Fund

Mondrian International Government Fixed Income Fund

Mondrian U.S. Small Cap Equity Fund

Mondrian Global Listed Infrastructure Fund

Rothko Emerging Markets Equity Fund

(each, a “Fund” and together, the “Funds”)

Supplement dated December 16, 2019 to each Fund’s summary prospectus (the “Summary Prospectuses”) and the Funds’ prospectuses (the “Prospectuses”), each dated March 1, 2019

This Supplement provides new and additional information beyond that contained in the Summary Prospectuses and Prospectuses, and should be read in conjunction with the Summary Prospectuses and Prospectuses.

In the “Fund Fees and Expenses” sections of the Summary Prospectuses, and the corresponding sections of the Prospectuses, the following sentence is hereby added to the end of the first paragraph:

You may be required to pay commissions and/or other forms of compensation to a broker for transactions in shares, which are not reflected in the table or the example below.

Please retain this supplement for future reference.

MON-SK-004-0100